Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (Unaudited) (USD $) In Millions	Total	Preferred stock	Common stock	Capital surplus	Retained earnings	Accumulated other comprehensive income/(loss)	Shares held in RSU Trust, at cost	Treasury stock, at cost
Beginning balance at Dec. 31, 2009		$ 8,152	$ 4,105	$ 97,982	$ 62,481	$ (91)	$ (68)	$ (7,196)
Shares issued and commitments to issue common stock for employee stock-based compensation awards, and related tax effects				36
Other				(1,273)
Cumulative effect of change in accounting principle	171,120	8,152	4,105	96,745	65,465	2,404	(68)	(5,683)
Cumulative effect of change in accounting principle (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					(4,391)	(129)
Net income	8,121				8,121
Dividends declared:
Preferred stock					(325)
Common stock ($0.50 and $0.10 per share)					(421)
Purchase of treasury stock								(135)
Reissuance from treasury stock								1,648
Other comprehensive income/(loss)	2,624					2,624
Comprehensive income	10,745
Ending balance (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					(4,391)	(129)
Ending balance at Jun. 30, 2010	171,120	8,152	4,105	96,745	65,465	2,404	(68)	(5,683)
Beginning balance (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])
Cumulative effect of change in accounting principle	171,120	8,152	4,105				(68)
Cumulative effect of change in accounting principle (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					(4,391)	(129)
Net income	4,795
Ending balance (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					(4,391)	(129)
Ending balance at Jun. 30, 2010	171,120	8,152	4,105				(68)
Beginning balance at Dec. 31, 2010		7,800	4,105	97,415	73,998	1,001	(53)	(8,160)
Shares issued and commitments to issue common stock for employee stock-based compensation awards, and related tax effects				(2,351)
Other				(3)
Cumulative effect of change in accounting principle	182,879	7,800	4,105	95,061	82,612	1,638	(53)	(8,284)
Cumulative effect of change in accounting principle (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					0	0
Net income	10,986
Dividends declared:
Preferred stock					(315)
Common stock ($0.50 and $0.10 per share)					(2,057)
Purchase of treasury stock								(3,575)
Reissuance from treasury stock								3,451
Other comprehensive income/(loss)	637					637
Comprehensive income	11,623
Ending balance (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					0	0
Ending balance at Jun. 30, 2011	182,879	7,800	4,105	95,061	82,612	1,638	(53)	(8,284)
Beginning balance (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])
Cumulative effect of change in accounting principle	182,879	7,800	4,105		82,612		(53)
Cumulative effect of change in accounting principle (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					0	0
Net income	5,431				10,986
Ending balance (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member])					0	0
Ending balance at Jun. 30, 2011	$ 182,879	$ 7,800	$ 4,105		$ 82,612		$ (53)